Consolidated Statements of Changes in Total Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock dividends (in dolllars per share)		$ 0.04	$ 0.24
Series A Preferred Units
Preferred stock dividends (in dollars per share)	$ 1.8124	1.8124	1.18124
Series B Preferred Units
Preferred stock dividends (in dollars per share)	2.1252	2.1252	2.1252
Series E Preferred Units
Preferred stock dividends (in dollars per share)	$ 2.2188	$ 1.7997	0.6903
Series C-1 Preferred Units
Preferred stock dividends (in dollars per share)			0.7496
Series D Preferred Units
Preferred stock dividends (in dollars per share)			$ 0.9553